Commitments and Contingencies - (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies
Operating lease, minimum payments due within next 12 months	$ 42,105	$ 143,420
Operating lease, minimum payments due, year 2	14,405	6,905
Operating lease, minimum payments due, year 3
Operating lease, minimum payments due, year 4
Operating lease, minimum payments due, year 5
Operating lease, minimum payments due, thereafter
Total operating lease, minimum payments due	$ 56,510	$ 150,325